INVESTMENT IN JET TALK - Schedule of condensed information of Jet talk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INVESTMENT IN JET TALK
Revenues	$ 10,626	$ 21,720	$ 10,632
Net loss	(397,789)	(17,050)	(17,563)
Company's share in the loss of a company accounted by equity method, net	(360)	(1,898)	(3,895)
Jet Talk
INVESTMENT IN JET TALK
Revenues	0	0	0
Net loss	705	3,722	7,636
Company's share in the loss of a company accounted by equity method, net	$ 360	$ 1,898	$ 3,895